Note 12 - Stock Warrants and Warrant Liability (Details) - Warrant Activity (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 19, 2013	Sep. 30, 2014	Dec. 31, 2013	Feb. 25, 2014	Dec. 29, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrant Activity [Abstract]
Warrants for Number of Shares		22,148,045	9,648,045			3,398,045	4,106,016
Weighted-Average Exercise Price	$ 0.02	$ 0.23	$ 0.49	$ 0.02	$ 0.02	$ 1.36	$ 3.57
Issued	6,250,000	12,500,000	6,250,000
Issued		$ 0.02	$ 0.02